Employee Benefits (Details Textual) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefits [Line Items]
Pension Contributions	HKD 619	HKD 517	HKD 518
Employee Benefits and Share-based Compensation	HKD 49,640	HKD 47,711	HKD 33,053